Leases - Summary of Break Up of Lease Liabilities Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Current lease liabilities (Refer Note 23)	$ 107.7	₨ 8,844.8	₨ 8,095.4
Non-current lease liabilities (Refer Note 24)	921.1	75,684.9	59,624.4
Total lease liabilities	$ 1,028.7	₨ 84,529.7	₨ 67,719.8